Leases (Details) - Schedule of Components of Lease Expense - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
General and administrative expenses [Member]
Leases (Details) - Schedule of Components of Lease Expense [Line Items]
Operating lease costs	$ 328,073	$ 364,817
Short term lease costs
Research and development expenses [Member]
Leases (Details) - Schedule of Components of Lease Expense [Line Items]
Operating lease costs	$ 111,735	$ 111,735